UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.9%
Alabama 2.0%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	278,551	275,347
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded, 5.0%, 2/1/2041 (a) (b)	8,000,000	8,726,000

		9,001,347
Alaska 0.9%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	4,040,000	4,086,783
Arizona 1.7%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2019	2,000,000	2,024,640
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (a)	250,000	258,618

Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	55,000	54,463
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	1,345,000	969,893
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,817,701
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	340,000	352,277

		7,477,592
Arkansas 0.2%
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	120,000	102,827
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	20,000	17,428
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (a)	625,000	614,812
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	2,358	2,416

		737,483
California 2.4%
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,769,050
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	600,000	612,918
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	258,935
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013	345,000	352,473
Corona-Norco, CA, Unified School District, Bond Anticipation Notes, 3.5%, 2/1/2010	3,500,000	3,527,755
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	10,000	10,136
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	115,000	113,033
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	650,000	688,896
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,501,408

		10,834,604
Colorado 1.6%
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project:
144A, AMT, 5.6%, 12/1/2012, US Bank NA (c)	205,000	200,205
144A, AMT, 5.8%, 12/1/2017, US Bank NA (c)	355,000	324,736
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,318
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, BNP Paribas (c)	1,750,000	1,768,550
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, 9/1/2036	1,610,000	1,628,193
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	35,000	36,272
Colorado, Single Family Housing Revenue, Housing & Finance Authority:
AMT, 5.0%, 5/1/2032 (a)	645,000	645,671
Series A-2, AMT, 7.25%, 5/1/2027	30,000	30,564
Denver, CO, City & County Airport Revenue, Series A1, AMT, 5.0%, 11/15/2009	1,500,000	1,515,555
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	280,000	283,942
Pueblo County, CO, Certificates of Participation, ETM, 6.25%, 12/1/2010	485,000	503,236

		7,302,242
District of Columbia 0.1%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	285,000	292,065
Florida 7.0%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	117,000	127,666

Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012 (a)	6,000,000	6,067,680
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2011 (a)	9,720,000	10,097,622
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,895,313
Florida, State Board of Public Education, Capital Outlay, Series B, 5.5%, 6/1/2013	3,000,000	3,233,520
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,205,818
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018 (a)	4,000,000	4,159,080
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,533,625

		31,320,324
Georgia 2.6%
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	50,000	51,174
Carroll County, GA, School District, Sales Tax, 5.0%, 4/1/2010	2,000,000	2,062,680
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,685,000	2,733,411
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.0%, 3/15/2010	4,000,000	4,047,320
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co. Plant Scherer, First Series, 4.5%, 7/1/2025	2,640,000	2,686,992

		11,581,577
Hawaii 1.2%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,430,920
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,075,000	1,095,275

		5,526,195
Idaho 0.3%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	90,000	90,841
Class III, AMT, 5.1%, 7/1/2023	180,000	180,160
Class III, AMT, 5.15%, 7/1/2023	430,000	435,315
Class III, AMT, 5.4%, 7/1/2021	100,000	101,820
Series G-2, AMT, 5.75%, 1/1/2014	15,000	15,511
Series H-2, AMT, 5.85%, 1/1/2014	65,000	67,391
Class III, AMT, 5.95%, 7/1/2019	420,000	436,666
Series E, AMT, 5.95%, 7/1/2020	55,000	57,182

		1,384,886
Illinois 6.2%
Chicago, IL, O'Hare International Airport Revenue, Series A, 5.0%, 1/1/2015 (a)	4,500,000	4,888,125
Chicago, IL, Single Family Mortgage Revenue, AMT, 6.3%, 9/1/2029	175,000	180,080
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,020,000	1,051,804
Illinois, Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.05%, 1/1/2010	4,000,000	3,998,760
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,684,800
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	665,000	667,520
Lake County, IL, Forest Preserve District, Series A, 0.902% *, 12/15/2020	5,000,000	4,450,000
McCook, IL, Hospital & Healthcare Revenue, British Home Project, 4.25%, 12/1/2014, LaSalle Bank NA (c) (d)	670,000	671,796
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016 (a)	4,820,000	5,436,044
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	830,000	854,859

		27,883,788
Indiana 3.7%
Indiana, Bond Bank Revenue, State Revolving Fund, Series B, Prerefunded, 5.25%, 8/1/2019	4,000,000	4,227,480
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,096,640

Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,992,351
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, 11/1/2027	1,000,000	1,072,120
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded, 5.25%, 6/1/2016 (a)	5,000,000	5,739,150
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	260,000	275,566

		16,403,307
Kansas 0.2%
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Revenue, Series B-4, AMT, 4.25%, 6/1/2023	520,000	518,466
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	460,000	469,715

		988,181
Kentucky 0.7%
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,000,000	1,018,320
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	1,940,000	1,963,377

		2,981,697
Louisiana 0.1%
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (a)	480,000	481,286
Maine 0.1%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	645,000	646,142
Maryland 3.0%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,800,000	1,782,684
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,824,050
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,549,400
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	200,000	204,542
Series A, AMT, 5.6%, 12/1/2034	60,000	60,932
Series A, AMT, 7.0%, 8/1/2033	70,000	71,697
Series A, AMT, 7.4%, 8/1/2032	30,000	30,536

		13,523,841
Massachusetts 1.5%
Massachusetts, Bay Transportation Authority Revenue, Series A, Prerefunded, 5.25%, 7/1/2030	2,170,000	2,266,305
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2011 (a)	4,500,000	4,554,945

		6,821,250
Michigan 1.7%
Detroit, MI, Sewer Disposal Revenue, Series D, 1.0% *, 7/1/2032 (a)	4,100,000	2,666,025
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	110,000	118,936
Michigan, Municipal Bond Authority Revenue, School Loan, Series A, 5.25%, 6/1/2011	4,175,000	4,376,903
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, JPMorgan Chase Bank (c)	600,000	587,046

		7,748,910
Minnesota 0.4%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	550,000	542,239
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,110,000	1,153,801

		1,696,040

Mississippi 0.1%
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	575,000	591,416
Missouri 2.7%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (a)	40,000	39,997
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	210,000	219,956
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, Prerefunded, 5.75%, 2/1/2012	100,000	103,691
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 3.95%, 10/1/2035, JPMorgan Chase Bank (c)	2,000,000	2,011,440
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (c)	685,000	686,952
Missouri, Housing Development Community, Single Family Mortgage:
Series C, 6.55%, 9/1/2028	70,000	72,818
AMT, 7.45%, 9/1/2031	110,000	112,840
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,485
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded, 5.0%, 2/1/2014	5,000,000	5,503,700
Missouri, State Housing Development, Commission Single Family Mortgage Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035	1,910,000	1,926,216
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (c)	1,480,000	1,480,252

		12,173,347
Nebraska 0.7%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT, 5.25%, 3/15/2014, US Bank NA (c)	1,610,000	1,534,008
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project:
AMT, 5.0%, 12/1/2010, US Bank NA (c)	45,000	44,868
AMT, 5.0%, 12/1/2011, US Bank NA (c)	180,000	174,764
AMT, 5.1%, 12/1/2012, US Bank NA (c)	135,000	131,640
AMT, 5.2%, 12/1/2013, US Bank NA (c)	195,000	186,695
Nebraska, Nebhelp, Inc., Student Loan Program, Series B, AMT, 5.875%, 6/1/2014 (a)	815,000	815,961

		2,887,936
Nevada 2.6%
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013 (a)	4,700,000	5,276,643
Las Vegas Valley, NV, Water District Improvement, Series A, 5.25%, 6/1/2017 (a)	4,585,000	4,798,386
Nevada, Housing Division, Single Family Housing Revenue, Series B-1, 5.25%, 10/1/2017	310,000	312,626
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,607
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	190,000	192,107
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,057,912

		11,668,281
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (c)	15,000	15,017
New Jersey 6.1%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT, 5.0%, 11/1/2010	215,000	215,505
Hoboken, NJ, Bond Anticipation Notes, 5.25%, 9/9/2009	6,000,000	6,014,760
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	797,959	801,510
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, 5.0%, 3/1/2012	2,375,000	2,573,621
Series J-4, 5.0%, 9/1/2029 (a)	5,000,000	5,436,150
New Jersey, State Transportation Trust Fund Authority:

Series C, ETM, 5.0%, 6/15/2011	5,000,000	5,403,750
Series A, Prerefunded, 6.125%, 6/15/2015	6,650,000	6,984,695

		27,429,991
New Mexico 0.0%
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	107,200	108,383
New York 6.1%
New York, Metropolitan Transportation Authority Revenue:
Series E-2, 0.35% **, 11/1/2035, Fortis Bank SA (c)	5,000,000	5,000,000
Series E-1, 0.36% **, 11/1/2035, Fortis Bank SA (c)	5,000,000	5,000,000
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,099,620
New York, Tobacco Settlement Financing Corp.:
Series B, 5.0%, 6/1/2011	4,500,000	4,773,240
Series C-1, 5.25%, 6/1/2013	3,615,000	3,624,038
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation, Series 2008-BB-4, 0.5% **, 6/15/2033	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, 5.0%, 8/1/2018	2,125,000	2,285,735
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	649,613

		27,432,246
North Carolina 2.0%
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	2,555,000	2,570,151
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue:
Series A, 5.25%, 1/1/2013	2,500,000	2,723,750
Series B, 6.375%, 1/1/2013	2,075,000	2,127,684
North Carolina, State Grant Anticipation Revenue, Department of State Treasurer, 5.0%, 3/1/2012 (e)	1,545,000	1,692,100

		9,113,685
Ohio 5.1%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, Series A, 4.75%, 9/20/2011	100,000	103,979
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-1, 5.0%, 6/1/2015	4,500,000	4,213,530
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, Series A, AMT, 5.65%, 4/20/2013	170,000	176,700
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (c)	165,000	162,972
Maple Heights, OH, Bond Anticipation Notes, 2.0%, 6/24/2010	6,800,000	6,833,320
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	45,673
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,135,000	1,170,968
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011	5,000,000	5,110,350
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,719,525
Ohio, State Water Development Authority Revenue, Fresh Water Development, 5.375%, 12/1/2016	2,050,000	2,243,643

		22,780,660
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	30,000	20,919
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, Series A, 5.2%, 12/1/2013	340,000	347,456

		368,375
Pennsylvania 2.8%
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	980,000	920,406

Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,772,283
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	570,000	576,601
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	1,825,000	1,799,961
Pennsylvania, State General Obligation, First Series, 5.0%, 1/1/2014 (a)	5,000,000	5,540,100
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011 (d)	372,531	374,125
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	180,000	170,638
Series C, 4.7%, 7/1/2013	175,000	165,898
Series E, 4.7%, 7/1/2013	200,000	189,598
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	770,000	713,051
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (c)	190,000	190,437
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	160,000	160,501

		12,573,599
Puerto Rico 2.6%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	956,263
Puerto Rico, Municipal Finance Agency, Series A, 5.0%, 8/1/2009	3,500,000	3,500,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, 8/1/2039	7,000,000	7,119,770

		11,576,033
South Carolina 0.9%
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014 (a)	3,500,000	3,873,800
South Dakota 0.2%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	645,000	655,346
Tennessee 2.0%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,345,676
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	15,000	15,037
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2009	5,000,000	5,007,150
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	2,445,000	2,481,186

		8,849,049
Texas 10.6%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series A, 1.05% **, 6/1/2027 (a)	5,000,000	5,000,000
Harris County, TX, Hospital District Mortgage Revenue, 7.4%, 2/15/2010 (a)	610,000	627,336
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016 (e)	625,000	679,744
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, 5/15/2034 (a)	1,630,000	1,707,995
North Texas, Tollway Authority Revenue:
Series G, 5.0%, 1/1/2038	2,860,000	2,888,772
Series E-2, 5.25%, 1/1/2038	5,000,000	5,134,300
Series L-2, 6.0%, 1/1/2038	2,000,000	2,106,880
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,533,320
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 2.25% **, 8/15/2036, HSH Nordbank AG (c)	5,000,000	5,000,000
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	570,000	564,112
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	515,000	528,462
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,844,785
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	85,000	87,665

Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.122% *, 9/15/2017	7,000,000	5,771,500
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	5,471,694
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024 (a)	3,000,000	3,280,470

		47,227,035
Utah 0.7%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	235,000	242,734
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.2%, 7/1/2011	10,000	10,111
Series B-2, Class III, AMT, 5.25%, 7/1/2011	5,000	5,057
Series A-2, Class II, AMT, 5.4%, 7/1/2016	45,000	46,108
Series C, Class III, AMT, 6.25%, 7/1/2014	55,000	56,095
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	665,000	669,994
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	1,335,000	1,338,257
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	750,000	738,532

		3,106,888
Vermont 0.3%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	1,155,000	1,115,626
Virginia 0.4%
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program, Series B, 5.0%, 11/1/2016	1,300,000	1,522,040
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,048

		1,798,088
Washington 6.4%
King County, WA, School District No. 410, Snoqualmie Valley, Series A, 5.0%, 12/1/2015 (a)	6,180,000	6,893,790
Seattle, WA, Port Revenue, Series B, AMT, 5.625%, 4/1/2016 (a)	1,805,000	1,847,219
Washington, Energy Northwest Electric Revenue, Columbia Generating Station:
Series A, 5.0%, 7/1/2013 (a)	1,000,000	1,070,850
Series A, 5.5%, 7/1/2017 (a)	10,000,000	10,745,100
Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,838,170
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,994,690
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (c)	60,000	60,722

		28,450,541
Wisconsin 2.9%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	2,510,000	2,527,093
Wisconsin, State General Obligation, Series A, Prerefunded, 5.75%, 5/1/2020	10,000,000	10,402,400

		12,929,493

Total Municipal Bonds and Notes (Cost $411,781,238)		415,444,375
	Shares	Value ($)

Open-End Investment Companies 8.7%
BlackRock MuniCash, 0.57% ***	19,825,093	19,825,093
BlackRock MuniFund, 0.36% ***	18,931,813	18,931,813

Total Open-End Investment Companies (Cost $38,756,906)		38,756,906

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $450,538,144) †			101.6	454,201,281
Other Assets and Liabilities, Net			(1.6)	(7,059,969)

Net Assets			100.0	447,141,312

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2009.

***	Current yield; not a coupon rate.
†

The cost for federal income tax purposes was $450,543,627. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $3,657,654. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,845,317 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,187,663.

(a)	Bond is insured by one of these companies:
Insurance Coverage				As a % of Total Investment Portfolio
Ambac Financial Group, Inc.				2.0
American Capital Assurance				0.6
Financial Guaranty Insurance Co.				2.6
Financial Security Assurance, Inc.				14.1
National Public Finance Guarantee Corp.				10.0

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

(b)	At July 31, 2009, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)	Security incorporates a letter of credit from the bank listed.
(d)	Taxable issue.
(e)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At July 31, 2009, open interest rate swaps contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

2/24/2010 2/24/2018	22,250,000[1]	Fixed — 3.005%	Floating — SIFMA	(20,283)

Counterparty:
1			Citigroup, Inc.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(f)	$ —	$ 415,444,375	$ —	$ 415,444,375
Open-End Investment Companies	38,756,906	—	—	38,756,906
Total	$ 38,756,906	$ 415,444,375	$ —	$ 454,201,281

Liabilities
Derivatives(g)	$ —	$ (20,283)	$ —	$ (20,283)
Total	$ —	$ (20,283)	$ —	$ (20,283)
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Includes unrealized appreciation (depreciation) on interest rate swap contracts.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using interest rate swap contracts.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (20,283)

Interest Rate Swaps. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the fund’s securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. Certain risks may arise when entering into interest rate swap transactions including counterparty default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009